CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Cash and cash deposits:
Cash and cash equivalents		¥ 3,509,754	¥ 3,191,889
Time deposits		281,422	309,373
Deposits with stock exchanges and other segregated cash		373,559	373,686
Total cash and cash deposits		4,164,735	3,874,948
Loans and receivables:
Loans receivable (including ¥805,141 million and ¥818,523 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		2,943,472	2,857,405
Receivables from customers (including ¥11 million and ¥163,388 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		459,090	541,284
Receivables from other than customers		793,669	1,731,236
Allowance for doubtful accounts		(53,784)	(13,012)
Total loans and receivables		4,142,447	5,116,913
Collateralized agreements:
Securities purchased under agreements to resell (including ¥548,043 million and ¥366,506 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		10,775,078	12,377,315
Securities borrowed		5,264,360	3,529,797
Total collateralized agreements		16,039,438	15,907,112
Trading assets and private equity and debt investments:
Trading assets (including securities pledged as collateral of ¥5,332,640 million and ¥5,587,555 million as of March 31, 2020 and March 31, 2021, respectively; including ¥12,407 million and ¥10,122 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		15,674,354	16,853,822
Private equity and debt investments (including ¥6,395 million and ¥3,599 million measured at fair value by applying the fair value option in March 31, 2020 and March 31, 2021, respectively)		63,825	44,278
Total trading assets and private equity and debt investments		15,738,179	16,898,100
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥397,114 million and ¥395,429 million as of March 31, 2020 and March 31, 2021, respectively)		464,449	440,512
Non-trading debt securities (including securities pledged as collateral of ¥— million and ¥9,427 million as of March 31, 2020 and March 31, 2021, respectively)		426,758	455,392
Investments in equity securities		126,649	112,175
Investments in and advances to affiliated companies		364,393	367,641
Other (including ¥144,756 million and ¥171,482 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		1,049,432	827,022
Total other assets		2,431,681	2,202,742
Total assets		42,516,480	43,999,815
LIABILITIES AND EQUITY
Short-term borrowings (including ¥376,910 million and ¥634,714 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)	[1]	1,368,098	1,486,733
Payables and deposits:
Payables to customers		1,454,755	1,467,434
Payables to other than customers		1,773,699	1,653,495
Deposits received at banks (including ¥14,392 million and ¥49,874 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		1,342,464	1,276,153
Total payables and deposits		4,570,918	4,397,082
Collateralized financing:
Securities sold under agreements to repurchase (including ¥111,609 million and ¥224,056 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		13,360,429	16,349,182
Securities loaned (including ¥105,968 million and ¥128,886 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		1,380,629	961,446
Other secured borrowings		392,515	717,711
Total collateralized financing		15,133,573	18,028,339
Trading liabilities		9,473,261	8,546,284
Other liabilities (including ¥9,183 million and ¥44,708 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		1,239,167	1,034,448
Long-term borrowings (including ¥3,707,643 million and ¥4,098,457 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		7,975,012	7,775,665
Total liabilities		39,760,029	41,268,551
Commitments and contingencies
Common stock
No par value shares; Authorized—6,000,000,000 shares as of March 31, 2020 and March 31, 2021 Issued—3,493,562,601 shares as of March 31, 2020 and 3,233,562,601 shares as of March 31, 2021 Outstanding—3,038,587,493 shares as of March 31, 2020 and 3,063,155,434 shares as of March 31, 2021		594,493	594,493
Additional paid-in capital		696,122	683,232
Retained earnings		1,533,713	1,645,451
Accumulated other comprehensive income		(38,144)	(26,105)
Total NHI shareholders' equity before treasury stock		2,786,184	2,897,071
Common stock held in treasury, at cost—454,975,108 shares as of March 31, 2020 and 170,407,167 shares as of March 31, 2021		(91,246)	(243,604)
Total NHI shareholders' equity		2,694,938	2,653,467
Noncontrolling interests		61,513	77,797
Total equity		2,756,451	2,731,264
Total liabilities and equity		42,516,480	43,999,815
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		13,000	10,000
Total cash and cash deposits		13,000	10,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments		984,000	1,172,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥397,114 million and ¥395,429 million as of March 31, 2020 and March 31, 2021, respectively)		51,000	15,000
Other (including ¥144,756 million and ¥171,482 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		26,000	24,000
Total other assets		77,000	39,000
Total assets		1,074,000	1,221,000
LIABILITIES AND EQUITY
Short-term borrowings (including ¥376,910 million and ¥634,714 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		74,000	117,000
Collateralized financing:
Trading liabilities		2,000	19,000
Other liabilities (including ¥9,183 million and ¥44,708 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		2,000	4,000
Long-term borrowings (including ¥3,707,643 million and ¥4,098,457 million measured at fair value by applying the fair value option as of March 31, 2020 and March 31, 2021, respectively)		763,000	830,000
Borrowings		837,000	947,000
Total liabilities		¥ 841,000	¥ 970,000

[1]	Includes secured borrowings of ¥170,290 million as of March 31, 2020 and ¥55,569 million as of March 31, 2021.